Loss from operations - limited partners (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Rental income	$ 277,195	$ 270,902	$ 829,341	$ 839,583
Other Income	6,490	15,424	20,744	28,441
Revenues	283,685	286,326	850,085	868,024
Operating Expenses [Abstract]
General and administrative	130,296	84,710	337,220	308,089
General and administrative-related parties	81,419	156,715	227,430	517,369
Repairs and maintenance	70,576	101,955	197,681	354,791
Operating	32,941	39,397	135,085	144,169
Taxes	18,477	18,272	55,543	55,393
Insurance	14,814	13,500	41,264	40,500
Financial, principally interest	109,055	109,761	327,337	329,445
Depreciation and amortization	39,938	51,455	123,592	153,327
Total Expenses From Operations	497,516	575,765	1,445,152	1,903,083
Loss from Operations	(213,831)	(289,439)	(595,067)	(1,035,059)
Discontinued Operation Amount Of Other Income Loss From Disposition Of Discontinued Operations Before Income Tax	2,394,789	(402,158)	1,630,889	574,410
Net Loss	2,180,958	(691,597)	1,035,822	(460,649)
Income Loss From Continuing Operations Attributable To Noncontrolling Entity	(775)	(1,203)	(2,676)	(4,677)
Income Loss From Discontinued Operations Net Of Tax Attributable To Noncontrolling Interest	32,046	(4,025)	1,317,089	921,045
Net Income Loss Attributable To Noncontrolling Interest	(31,271)	5,228	(1,314,413)	(916,368)
Net Income Loss Attributable To Independence Tax Credit Plus L.P. II	2,149,687	(686,369)	(278,591)	(1,377,017)
Loss From Operations Limited Partners	(210,925)	(285,353)	(586,467)	(1,020,078)
Income Loss From Discontinued Operations Limited Partners	2,339,115	(394,152)	310,662	(343,169)
Net Income Loss Allocated To Limited Partners	2,128,190	(679,505)	(275,805)	(1,363,247)
Number Of BACs Outstanding	58,928	58,928	58,928	58,928
Loss From Operations Per BAC	(3.57)	(4.84)	(9.95)	(17.31)
Income Loss From Discontinued Operations Per BAC	39.69	(6.69)	5.27	(5.82)
Net Income Loss Per BAC	$ 36.12	$ (11.53)	$ (4.68)	$ (23.13)